Gains on Investment Securities and Dividends (Gains on Investment Securities and Dividends) (Detail) - Gains (losses) on investment securities and dividends - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Investment Income [Line Items]
Net gains on investment securities	¥ 20,204	¥ 14,273	¥ 39,139
Dividends income, other	2,295	1,685	4,163
Total revenues	¥ 22,499	¥ 15,958	¥ 43,302